INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets
	As of December 31,
	2 0 2 1	2 0 2 0

Deferred tax assets:
Net operating loss carryforwards	501	505
Tax credits carryforward	1,052	740
Reserve and allowances	8,692	5,504
Operating lease liabilities, net	328	344
Deferred tax assets before valuation allowance	10,573	7,093
Valuation Allowance	(1,737)	(1,311)
Deferred tax assets after valuation allowance	8,836	5,782

Deferred tax liabilities:
Convertible senior notes	(1,444)	(1,804)
Intangible assets	(578)	(1,109)
Reserve and allowances	(653)	-
Deferred tax liabilities	(2,675)	(2,913)

Deferred tax assets	6,161	2,869

Schedule of Presentation in Balance Sheets for Deferred Taxes
	Year ended December 31,
	2 0 2 1	2 0 2 0

Domestic	3,414	2,011
Foreign	2,747	858
	6,161	2,869

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Domestic	76,400	42,164	25,803
Foreign (mainly US)	32,853	14,332	13,683
	109,253	56,496	39,486

Schedule of Israel and International Components of Income Taxes
	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Domestic	12,297	7,238	4,482
Foreign (mainly US)	3,855	1,351	(167)
	16,152	8,589	4,315

Current	19,311	9,620	3,340
Deferred	(3,159)	(1,031)	975
	16,152	8,589	4,315

Reconciliation of Theoretical and Actual Tax Expense
	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Income before taxes on income	109,253	56,496	39,486
Statutory tax expenses	13,110	6,780	5,042
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	88	130	144
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(448)	(199)	(131)
Change in tax reserve for uncertain tax positions	(713)	1,806	850
Effect of foreign operations taxed at various rates	3,249	1,381	1,173
Foreign Derived Intangible Income benefit	(1,785)	(526)	(768)
Tax credits	(1,592)	(1,526)	(777)
Trapped Profits agreement net effect	3,716	-	-
Adjustments for previous year’s tax	(113)	249	(2,121)
Change in valuation allowance	601	413	898
Other	39	81	5
	3,042	1,809	(727)
Actual tax expenses	16,152	8,589	4,315

Schedule of Uncertain Tax Positions

	As of December 31,
	2 0 2 1	2 0 2 0

Balance at the beginning of the year	11,080	7,738
Increase related to prior year tax positions	271	1,950
Decrease related to prior year tax positions	(4,403)	(622)
Increase related to current year tax positions	1,187	2,014
Balance at the end of the year*	8,135	11,080
* The amount for the year ended December 31, 2021 and 2020 includes $2,412 and $2,280 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 14e.